Document and Entity Information	Sep. 26, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 26, 2022
Entity Registrant Name	LiveWire Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41511
Entity Tax Identification Number	87-4730333
Entity Address, Address Line One	3700 West Juneau Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53208
City Area Code	650
Local Phone Number	447-8424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 2 on Form 8-K/A (this “Amendment No. 2”) amends Item 9.01 of the Current Report on Form 8-K filed by LiveWire Group, Inc. (the “Company”) on September 30, 2022, as amended by the Amendment No. 1 on Form 8-K/A filed on September 30, 2022 (collectively, the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination. This Amendment No. 2 amends the historical financial statements provided under Items 9.01(a) and 9.01(b) in the Original Report to include (a) the unaudited interim combined financial statements of LiveWire EV, LLC., (“Legacy LiveWire”), as of September 25, 2022 and for the three and nine months ended September 25, 2022 and September 26, 2021, and (b) the unaudited pro forma condensed combined financial information of ABIC and Legacy LiveWire as of and for the nine months ended September 25, 2022 and for the year ended December 31, 2021. This Amendment No. 2 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report.
Entity Central Index Key	0001898795
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	LVWR
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	LVWR WS
Security Exchange Name	NYSE